Information by Segment	12 Months Ended
Dec. 31, 2017
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Information by Segment

Note 25. Information by segment

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer, who periodically reviews financial information at the country level. Thus, each of the seperate countries in wich the Company operates is considered and operating segments, with the exception of the countries in Central America which represent a single operating segment.

The Company has aggregated operating segments into the following reporting segments for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico (including corporate operations), Guatemala, Nicaragua, Costa Rica and Panama), (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia and Venezuela); Venezuela operates in an economy with exchange control and hyper-inflation; and as a result, IAS 29, “Financial Reporting in Hyperinflationary Economies” does not allow its aggregation into the South America segment and (iii) the Asian division comprised of Philippines commencing on February 1, 2017, started to be consolidated in the Company’s financial statements. The Company’s results for 2017 reflect a reduction in the share of the profit of associates and joint ventures accounted for using the equity method, net of taxes, as a result of this consolidation (see note 4.1.2). As disclosed in Note 3.3 the Company deconsolidated their operations in Venezuela, consequently there will not be financial information for this segment in future financial statements.

The Company is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to:(i) similarities of customer base, products, production processes and distribution processes, (ii) similarities of governments, (iii) inflation trends, since hyper-inflationary economy has different characteristics that carry out to making decision on how to deal with the cost of the production and distribution, Venezuela has been separated as a separate segment, (iv) currency trends and (v) historical and projected financial and operating statistics, historically and according to our estimates the financial trends of the countries aggregated into an operating segment have behaved in similar ways and are expected to continue to do so.

Segment disclosure for the Company’s consolidated operations is as follows:

2017	Mexico and Central America(1)		South America(2)		Venezuela		Asia		Consolidated
Total revenues	Ps.	92,643	Ps.	86,608	Ps.	4,005	Ps.	20,524	Ps.	203,780
Intercompany revenue		4,661		18		—		—		4,679
Gross profit		45,106		37,756		646		8,178		91,686
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		(15,431)		8,792		(1,786)		1,265		(7,160)
Depreciation and amortization		4,801		3,442		807		1,814		10,864
Non cash items other than depreciation and amortization (3)		1,011		213		1,021		262		2,507
Equity in earnings (loss) of associated companies and joint ventures		(63)		123		—		—		60
Total assets		135,363		122,042		—		28,272		285,677
Investments in associate companies and joint ventures		7,046		4,455		—		—		11,501
Total liabilities		91,385		43,637		—		9,945		144,967
Capital expenditures, net (4)		8,231		4,686		—		1,695		14,612

2016	Mexico and Central America(1)		South America(2)		Venezuela		Consolidated
Total revenues	Ps.	87,557	Ps.	71,293	Ps.	18,868	Ps.	177,718
Intercompany revenue		4,266		3		—		4,269
Gross profit		43,569		29,263		6,830		79,662
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		8,642		4,784		882		14,308
Depreciation and amortization		4,750		3,078		838		8,666
Non cash items other than depreciation and amortization (3)		424		61		2,423		2,908
Equity in earnings (loss) of associated companies and joint ventures		149		(2)		—		147
Total assets		136,252		130,019		12,985		279,256
Investments in associate companies and joint ventures		18,088		4,269		—		22,357
Total liabilities		95,342		48,391		6,290		150,023
Capital expenditures, net (4)		6,597		4,240		1,554		12,391

2015	Mexico and Central America(1)		South America(2)		Venezuela		Consolidated
Total revenues	Ps.	78,709	Ps.	64,752	Ps.	8,899	Ps.	152,360
Intercompany revenue		3,791		3		—		3,794
Gross profit		40,130		27,532		4,368		72,030
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method		10,614		3,220		891		14,725
Depreciation and amortization		4,404		2,489		251		7,144
Non-cash items other than depreciation and amortization (3)		685		130		1,352		2,167
Equity in earnings of associated companies and joint ventures		97		58		—		155
Total assets		133,941		69,281		7,027		210,249
Investments in associate companies and joint ventures		15,779		2,094		—		17,873
Total liabilities		80,963		17,528		3,023		101,514
Capital expenditures, net (4)		4,672		5,686		1,126		11,484

(1)	Central America includes Guatemala, Nicaragua, Costa Rica and Panama. Domestic (Mexico only) revenues were Ps. 79,836, Ps. 74,413 and Ps. 67,772 during the years ended December 31, 2017, 2016 and 2015, respectively. Domestic (Mexico only) total assets were Ps. 133,315, Ps. 122,552 and Ps. 123,585 as of December 31, 2017, 2016 and 2015, respectively. Domestic (Mexico only) total liabilities were Ps. 88,283 Ps. 92,303 and Ps. 78,834 as of December 31, 2017, 2016 and 2015, respectively.
(2)	South America includes Brazil, Argentina, Colombia and Venezuela, although Venezuela is shown separately above. South America revenues include Brazilian revenues of Ps. 58,518, Ps. 43,900 and Ps. 37,825 during the years ended December 31, 2017, 2016 and 2015, respectively. Brazilian total assets were Ps. 95,713, Ps. 104,092 and Ps. 49,448 as of December 31, 2017, 2016 and 2015, respectively. Brazilian total liabilities Ps. 31,580, Ps. 39,600 and Ps. 10,753 as of December 31, 2017, 2016 and 2015, respectively. South America revenues also include Colombian revenues of Ps. 14,222, Ps. 15,120 and Ps. 12,984 during the years ended December 31, 2017, 2016 and 2015, respectively. Colombian total assets were Ps. 14,180, Ps. 20,581 and Ps. 15,182 as of December 31, 2017, 2016 and 2015, respectively. Colombian total liabilities were Ps.7,993, Ps. 5,547 and Ps. 3,977 as of December 31, 2017, 2016 and 2015, respectively. South America revenues also include Argentine revenues of Ps. 13,869, Ps. 12,273 and Ps. 13,943 during the years ended December 31, 2017, 2016 and 2015, respectively. Argentine total assets were Ps. 5,301, Ps. 5,346 and Ps. 4,651 as of December 31, 2017, 2016 and 2015, respectively. Argentine total liabilities were Ps.3,660, Ps. 3,244 and Ps. 2,798 as of December 31, 2017, 2016 and 2015, respectively.
(3)	Includes foreign exchange loss, net; gain on monetary position, net; and market value (gain) loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
(5)	The Asian division includes CCFPI (Philippines) which investment was acquired in 2013, and the Company started consolidating in February 1, 2017, see Note 9. The equity in earnings of the Asian division were , Ps. 93 and Ps. 86 in 2016 and 2015, repectively and are presented as part of the Company’s corporate operations in 2016 and 2015 and thus disclosed net in the table above as part of the “equity in earnings of associated companies” in the Mexico & Central America division, as is the equity method investment in CCFPI of Ps. 11,460 and 9,996, respectively. However, the Asian division represents a separate reporting segment under IFRS 8 and is represented by the following investee level amounts, prior to consolidation as of and for the years ended December 2016 and 2015, respectively: revenues Ps. 22,768 and Ps. 19,576, gross profit Ps. 7,678 and Ps. 5,325, income before income taxes Ps. 486 and Ps. 334, depreciation and amortization Ps. 2,163 and Ps. 2,369, total assets Ps. 28,066 and Ps. 22,002, total liabilities Ps. 9,634 and Ps. 6,493, capital expenditures Ps. 3,342 and Ps. 1,778.